                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended March 31, 2006

MARKET CONDITIONS


As the reporting period opened, the uncertain long-term economic impact of Hurricane Katrina weighed heavily on the markets. However, as the weeks progressed, the U.S. economy demonstrated greater resiliency than many originally anticipated. The hurricane devastation and sharply higher energy prices were unable to interrupt positive economic momentum.

The first quarter of 2006 proved somewhat uneventful. As many expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed's acceptable inflation range, the Fed's view was that the U.S. economy remains on solid footing. Moreover, the Fed left the door open for further monetary tightening. Newly appointed Federal Reserve Board of Governors Chairman Ben S. Bernanke acknowledged some risks to the Fed's relatively contained inflation forecast and recognized the potential for upward pressure on inflation, if certain conditions persisted.

Yields in the U.S. Treasury market rose during the period, although at an uneven pace. Short-term and intermediate-term bond yields were more responsive to stronger-than-expected economic data and the Fed's tightening moves. Long-term yields also rose, albeit by smaller amounts. As a result, the yield curve (which measures the difference between the yields of short-term and longer-term bonds) flattened.

Within the government bond sector, U.S. agency bonds posted a modest return over U.S. Treasuries. Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed their lower-coupon counterparts. In the corporate market, returns were unevenly distributed, with a few key names driving performance within each sector. Among investment-grade issues, financials and Aaa-rated issues posted the highest returns, while industrials and A-rated issues lagged most.

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2006, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $17.35 to $16.88 per share. Based on this change plus reinvestment of dividends totaling $0.4875 per share, the Fund's total NAV return was 0.39 percent. ICB's value on the New York Stock Exchange (NYSE) moved from $15.84 to $15.16 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -1.25 percent. ICB's NYSE market price was at a 10.19 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the first quarter of 2006, declared in December, were unchanged at $0.08125 per share. The dividend reflects the current level of the Fund's net investment income.

ICB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of the purchase.

During the period, we positioned the Fund's overall interest-rate exposure defensively. This posture was beneficial as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

Favorable sector and security selection, most notably a bias away from the automotive sector, served the Fund well. Within the investment-grade portion of the Fund's portfolio, a focus on higher-rated issues proved advantageous. Within the high-yield portion, relatively conservative positioning detracted from performance as higher-rated issues underperformed the riskiest segment of the high-yield market (issues rated CCC and below).

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION*
   Corporate Notes/Bonds                               63.1%
   U.S. Government Obligations                         21.2
   Short-Term Investments                               9.4
   Asset-Backed Securities                              5.0
   Foreign Government Obligation                        1.3

   LONG-TERM CREDIT ANALYSIS
   AAA                                                 35.7%
   AA                                                   2.2
   A                                                   12.2
   BBB                                                 41.9
   BB                                                   3.9
   B                                                    4.1

* Does not include outstanding long futures contracts with an underlying face amount of $15,844,079 with unrealized depreciation of $298,693 and outstanding short futures contracts with underlying face amount of $28,744,173 with unrealized appreciation of $39,940.

Data as of March 31, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Corporate Bonds (62.5%)
            Advertising/Marketing Services (1.0%)
$    785    Interpublic Group of Companies, Inc. (The)..........       5.40 %     11/15/09   $    728,088
     975    WPP Finance (UK) Corp. (United Kingdom).............       5.875      06/15/14        964,310
                                                                                             ------------
                                                                                                1,692,398
                                                                                             ------------
            Aerospace & Defense (0.6%)
     328    Raytheon Co. .......................................       4.50       11/15/07        323,724
     588    Systems 2001 Asset Trust - 144A* (Cayman Islands)...       6.664      09/15/13        613,438
                                                                                             ------------
                                                                                                  937,162
                                                                                             ------------
            Air Freight/Couriers (1.4%)
   2,000    Fedex Corp. ........................................       7.25       02/15/11      2,138,114
                                                                                             ------------

            Apparel/Footwear Retail (0.9%)
     740    Limited Brands, Inc. ...............................       6.95       03/01/33        724,519
     805    Fred Meyer Inc. ....................................       7.45       03/01/08        832,287
                                                                                             ------------
                                                                                                1,556,806
                                                                                             ------------
            Auto Parts: O.E.M. (0.3%)
     565    Lear Corp. (Series B)...............................       8.11       05/15/09        525,799
                                                                                             ------------

            Beverages: Alcoholic (1.2%)
   1,100    FBG Finance Ltd. - 144A* (Australia)................       5.125      06/15/15      1,032,117
   1,085    Miller Brewing Co. - 144A*..........................       4.25       08/15/08      1,059,092
                                                                                             ------------
                                                                                                2,091,209
                                                                                             ------------
            Cable/Satellite TV (2.9%)
   1,355    Comcast Cable Communications Inc. ..................       6.75       01/30/11      1,409,975
   1,400    Comcast Cable Communications Inc. ..................       7.125      06/15/13      1,484,311
     750    Comcast Cable Communications Inc. ..................       8.375      05/01/07        773,280
     780    Echostar DBS Corp. .................................       6.375      10/01/11        766,350
     110    Echostar DBS Corp. .................................       6.625      10/01/14        106,838
     335    TCI Communications, Inc. ...........................       7.875      02/15/26        368,254
                                                                                             ------------
                                                                                                4,909,008
                                                                                             ------------
            Casino/Gaming (1.0%)
   1,755    Harrah's Operating Co., Inc. .......................       5.625      06/01/15      1,684,547
                                                                                             ------------

            Containers/Packaging (1.0%)
   1,790    Sealed Air Corp. - 144A*............................       5.625      07/15/13      1,742,271
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Department Stores (2.1%)
$  2,800    Federated Department Stores, Inc. ..................       6.625%     09/01/08   $  2,878,204
     610    May Department Stores Co., Inc. ....................       5.95       11/01/08        617,709
                                                                                             ------------
                                                                                                3,495,913
                                                                                             ------------
            Electric Utilities (13.0%)
   1,100    Ameren Corp. .......................................       4.263      05/15/07      1,085,749
   3,130    Arizona Public Service Co. .........................       5.80       06/30/14      3,088,052
     310    Arizona Public Service Co. .........................       6.75       11/15/06        312,215
   2,105    Carolina Power & Light Co. .........................       5.125      09/15/13      2,045,109
     570    CC Funding Trust I..................................       6.90       02/16/07        576,329
   1,025    Cincinnati Gas & Electric Co. ......................       5.70       09/15/12      1,022,395
     595    Consolidated Natural Gas Co. (Series A).............       5.00       12/01/14        558,791
     170    Consolidated Natural Gas Co. (Series C).............       6.25       11/01/11        173,905
   1,775    Consumers Energy Co. ...............................       4.00       05/15/10      1,669,356
     240    Consumers Energy Co. ...............................       4.80       02/17/09        235,274
     540    Detroit Edison Co. (The)............................       6.125      10/01/10        552,593
     690    Duquesne Light Co. .................................       5.70       05/15/14        687,431
     835    Duquesne Light Co. (Series O).......................       6.70       04/15/12        881,120
     915    Entergy Gulf States, Inc. ..........................       3.60       06/01/08        875,550
     930    Entergy Gulf States, Inc. ..........................       5.22+      12/01/09        920,178
     820    Entergy Gulf States, Inc. - 144A*...................       5.61+      12/08/08        820,966
     215    Indianapolis Power & Light Co. - 144A*..............       6.30       07/01/13        219,767
     460    Monongahela Power Co. ..............................       5.00       10/01/06        458,743
   1,500    Ohio Edison Co. ....................................       4.00       05/01/08      1,456,703
   2,605    Pacific Gas & Electric Co. .........................       6.05       03/01/34      2,557,667
     235    Panhandle Eastern Pipe Line Co. (Series B)..........       2.75       03/15/07        229,187
     600    PSEG Energy Holdings Inc. ..........................       8.625      02/15/08        628,500
     570    Texas Eastern Transmission, LP......................       7.00       07/15/32        634,672
     220    TXU Corp. ..........................................       6.375      06/15/06        221,501
                                                                                             ------------
                                                                                               21,911,753
                                                                                             ------------
            Electrical Products (0.5%)
     920    Cooper Industries Inc. - 144A*......................       5.25       11/15/12        903,776
                                                                                             ------------

            Electronics/Appliances (0.4%)
     705    LG Electronics Inc. - 144A* (South Korea)...........       5.00       06/17/10        680,216
                                                                                             ------------

            Environmental Services (1.4%)
   2,230    USA Waste Services, Inc. ...........................       7.125      10/01/07      2,283,509
                                                                                             ------------

                       See Notes to Financial Statements
 6

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Finance/Rental/Leasing (2.1%)
$  1,450    Nationwide Building Society - 144A* (United
              Kingdom)..........................................       4.25 %     02/01/10   $  1,392,106
   2,065    Residential Capital Corp. ..........................       6.375      06/30/10      2,082,232
                                                                                             ------------
                                                                                                3,474,338
                                                                                             ------------
            Financial Conglomerates (0.8%)
   1,395    General Motors Acceptance Corp. ....................       6.875      09/15/11      1,301,684
                                                                                             ------------

            Food Retail (0.6%)
   1,105    Albertson's Inc. ...................................       8.00       05/01/31      1,031,252
                                                                                             ------------

            Food: Major Diversified (0.9%)
     785    ConAgra Foods, Inc. ................................       7.00       10/01/28        814,481
     670    ConAgra Foods, Inc. ................................       8.25       09/15/30        787,204
                                                                                             ------------
                                                                                                1,601,685
                                                                                             ------------
            Food: Meat/Fish/Dairy (0.1%)
     125    Pilgrim's Pride Corp. ..............................       9.625      09/15/11        130,938
                                                                                             ------------

            Gas Distributors (0.7%)
     745    Nisource Finance Corp. .............................       5.344+     11/23/09        748,135
      18    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
              (Qatar)...........................................       7.628      09/15/06         18,246
     450    Sempra Energy.......................................       4.621      05/17/07        446,116
                                                                                             ------------
                                                                                                1,212,497
                                                                                             ------------
            Home Furnishings (0.8%)
     290    Mohawk Industries, Inc. ............................       6.125      01/15/16        287,659
     950    Mohawk Industries, Inc. (Series D)..................       7.20       04/15/12        994,948
                                                                                             ------------
                                                                                                1,282,607
                                                                                             ------------
            Hotels/Resorts/Cruiselines (0.8%)
   1,140    Hyatt Equities LLC - 144A*..........................       6.875      06/15/07      1,156,114
     145    Starwood Hotels & Resorts Worldwide, Inc. ..........       7.375      05/01/07        148,263
                                                                                             ------------
                                                                                                1,304,377
                                                                                             ------------
            Industrial Conglomerates (0.1%)
     150    Tyco International Group S.A. (Luxembourg)..........       5.80       08/01/06        150,189
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Insurance Brokers/Services (2.6%)
$  1,210    Farmers Insurance Exchange - 144A*..................       7.05 %     07/15/28   $  1,230,737
   1,330    Farmers Insurance Exchange - 144A*..................       8.625      05/01/24      1,557,622
     800    Marsh & McLennan Companies, Inc. ...................       5.375      07/15/14        767,925
   1,005    Marsh & McLennan Companies, Inc. ...................       5.875      08/01/33        913,807
                                                                                             ------------
                                                                                                4,470,091
                                                                                             ------------
            Major Telecommunications (6.3%)
   1,410    AT&T Corp. .........................................       9.75       11/15/31      1,688,679
   1,410    Deutsche Telekom International Finance Corp. NV
              (Netherlands).....................................       8.25       06/15/30      1,691,547
   1,315    France Telecom S.A. (France)........................       8.50       03/01/31      1,647,393
   1,525    SBC Communications, Inc. ...........................       6.15       09/15/34      1,452,904
   1,635    Sprint Capital Corp. ...............................       8.375      03/15/12      1,849,579
     435    Sprint Capital Corp. ...............................       8.75       03/15/32        545,450
   1,460    Telecom Italia Capital SpA (Luxembourg).............       4.00       01/15/10      1,373,717
     405    Verizon New England Inc. ...........................       6.50       09/15/11        411,623
                                                                                             ------------
                                                                                               10,660,892
                                                                                             ------------
            Managed Health Care (1.3%)
     445    Anthem, Inc. .......................................       6.80       08/01/12        473,397
   1,495    Health Net, Inc. ...................................       9.875      04/15/11      1,703,176
                                                                                             ------------
                                                                                                2,176,573
                                                                                             ------------
            Media Conglomerates (0.6%)
   1,040    News America Inc. - 144A*...........................       6.40       12/15/35        997,590
                                                                                             ------------

            Medical Distributors (0.3%)
     480    AmerisourceBergen Corp. - 144A*.....................       5.625      09/15/12        474,480
                                                                                             ------------

            Motor Vehicles (3.7%)
     795    DaimlerChrysler North American Holdings Co. ........       7.30       01/15/12        841,045
     750    DaimlerChrysler North American Holdings Co. ........       8.00       06/15/10        807,527
     830    DaimlerChrysler North American Holdings Co. ........       8.50       01/18/31        973,741
   4,900    General Motors Corp. ...............................       8.375      07/15/33      3,613,750
                                                                                             ------------
                                                                                                6,236,063
                                                                                             ------------
            Multi-Line Insurance (0.7%)
     495    AXA Financial Inc. .................................       6.50       04/01/08        505,827
     750    Two-Rock Pass Through Trust - 144A* (Bermuda).......       5.68+      12/31/49        746,220
                                                                                             ------------
                                                                                                1,252,047
                                                                                             ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Oil & Gas Pipelines (2.7%)
$  2,685    Enterprise Products Operating.......................       5.60 %     10/15/14   $  2,607,967
   2,030    Kinder Morgan Energy Partners L.P. .................       5.00       12/15/13      1,925,595
                                                                                             ------------
                                                                                                4,533,562
                                                                                             ------------
            Oil & Gas Production (0.9%)
     245    Kerr-McGee Corp. ...................................       5.875      09/15/06        246,534
     395    Kerr-McGee Corp. ...................................       6.625      10/15/07        402,170
     910    Vintage Petroleum, Inc. ............................       7.875      05/15/11        946,509
                                                                                             ------------
                                                                                                1,595,213
                                                                                             ------------
            Other Metals/Minerals (0.6%)
     985    Brascan Corp. (Canada)..............................       7.125      06/15/12      1,047,941
                                                                                             ------------

            Property - Casualty Insurers (1.7%)
   1,400    Mantis Reef Ltd. - 144A* (Australia)................       4.692      11/14/08      1,362,505
     500    Platinum Underwriters Finance Holdings, Ltd. .......       7.50       06/01/17        502,738
   1,050    St. Paul Travelers Companies, Inc. (The)............       5.01       08/16/07      1,040,984
                                                                                             ------------
                                                                                                2,906,227
                                                                                             ------------
            Pulp & Paper (2.0%)
     544    Abitibi-Consolidated Inc. (Canada)..................       8.55       08/01/10        549,440
     485    Abitibi-Consolidated Inc. (Canada)..................       8.85       08/01/30        437,712
   1,680    Bowater Canada Finance (Canada).....................       7.95       11/15/11      1,684,200
     675    Sappi Papier Holding AG - 144A* (Austria)...........       6.75       06/15/12        642,912
                                                                                             ------------
                                                                                                3,314,264
                                                                                             ------------
            Railroads (2.4%)
     507    Burlington North Santa Fe Railway Co. ..............       4.575      01/15/21        478,670
     850    Norfolk Southern Corp. .............................       7.35       05/15/07        869,705
   1,140    Union Pacific Corp. ................................       6.625      02/01/08      1,164,144
     820    Union Pacific Corp. ................................       6.65       01/15/11        855,526
     100    Union Pacific Corp. - 144A*.........................       5.214      09/30/14         97,059
     625    Union Pacific Corp. (Series MTNE)...................       6.79       11/09/07        639,099
                                                                                             ------------
                                                                                                4,104,203
                                                                                             ------------
            Real Estate Development (0.6%)
     854    World Financial Properties - 144A*..................       6.91       09/01/13        895,224
     191    World Financial Properties - 144A*..................       6.95       09/01/13        200,754
                                                                                             ------------
                                                                                                1,095,978
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Real Estate Investment Trusts (0.6%)
$    300    EOP Operating L.P. .................................       7.875%     07/15/31   $    340,018
     710    Reckson Operating Partnership.......................       5.15       01/15/11        688,912
                                                                                             ------------
                                                                                                1,028,930
                                                                                             ------------
            Savings Banks (0.9%)
   1,455    Washington Mutual Inc. .............................       8.25       04/01/10      1,584,898
                                                                                             ------------
            Total Corporate Bonds (Cost $106,123,711).....................................    105,521,000
                                                                                             ------------
            U.S. Government Obligations (21.0%)
  24,665    U.S. Treasury Bonds.................................  6.125 - 11.25   02/15/15 -
                                                                                  08/15/29     32,868,365
   6,910    U.S. Treasury Strips................................       0.00       05/15/25 -
                                                                                  02/15/27      2,547,644
                                                                                             ------------
            Total U.S. Government Obligations (Cost $36,510,028)..........................     35,416,009
                                                                                             ------------
            Foreign Government Obligation (1.2%)
   1,930    United Mexican States (Mexico) (Cost $2,005,464)....       8.375      01/14/11      2,143,265
                                                                                             ------------
            Asset-Backed Securities (4.9%)
            Finance/Rental/Leasing
     534    CIT Equipment Collateral 2004-EF1 A3................       3.50       09/20/08        525,720
     675    CNH Equipment Trust 2005-A A3.......................       4.02       04/15/09        665,853
     700    Ford Credit Auto Owner Trust 2005B A3...............       4.17       01/15/09        693,769
     800    Harley-Davidson Motorcycle Trust 2004-2 A2..........       3.56       02/15/12        784,220
   1,300    Harley-Davidson Motorcycle Trust 2005-1 A2..........       3.76       12/17/12      1,270,082
     550    Honda Auto Receivables Owner Trust 2005-2 A3........       3.93       01/15/09        542,834
     950    TXU Electric Delivery Transition Bond Co. LLC 2004-1
              A2................................................       4.81       11/17/14        923,779
   1,400    USAA Auto Owner Trust 2004-2 A4.....................       3.58       02/15/11      1,369,622
     825    USAA Auto Owner Trust 2005-1 A3.....................       3.90       07/15/09        814,697
     725    Volkswagen Auto Lease Trust 2005-A A3...............       3.82       05/20/08        718,184
                                                                                             ------------
            Total Asset-Backed Securities (Cost 8,449,527)................................      8,308,760
                                                                                             ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Investments (9.3%)
            U.S. Government Obligation (a) (0.2%)
$    300    U.S. Treasury Bill** (Cost $296,344)................       4.26 %     07/13/06   $    296,415
                                                                                             ------------
            Repurchase Agreement (9.1%)
  15,388    Joint repurchase agreement account (dated 03/31/06;
              proceeds $15,394,136) (b) (Cost $15,388,000)......       4.785      04/03/06     15,388,000
                                                                                             ------------
            Total Short-Term Investments (Cost $15,684,344)...............................     15,684,415
                                                                                             ------------
            Total Investments (Cost $168,773,074) (c) (d).......................     98.9%    167,073,449

            Other Assets In Excess of Liabilities...............................      1.1       1,841,124
                                                                                 --------    ------------
            Net Assets.........................................................     100.0%   $168,914,573
                                                                                 ========    ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
         $76,560.
    +    Floating rate security, rate shown is the rate in effect at
         March 31, 2006.
    ++   Perpetual note security, callable at 02/11/10.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in a amount equal to $44,850,307 in connection with open futures
         contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $2,017,178 and
         the aggregate gross unrealized depreciation is $3,716,803, resulting in net unrealized depreciation of $1,699,625.

FUTURES CONTRACTS OPEN AT MARCH 31, 2006:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
    73         Long      U.S. Treasury Notes 10 Year,
                                  June 2006             $  7,766,516       $ (90,685)
    74         Long      U.S. Treasury Bonds 20 Year,
                                  June 2006                8,077,563        (208,008)
   141         Short     U.S. Treasury Notes 2 Year,
                                  June 2006              (28,744,173)         39,940
                                                                           ---------
            Net Unrealized Depreciation...............................     $(258,753)
                                                                           =========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $168,773,074)...............  $167,073,449
Receivable for:
    Interest........................     2,090,272
    Investments sold................       130,452
Prepaid expenses and other assets...         4,291
                                      ------------
    Total Assets....................   169,298,464
                                      ------------
Liabilities:
Payable for:
    Investments purchased...........       131,416
    Investment advisory fee.........        68,992
    Capital stock repurchased.......        41,298
    Transfer agent fee..............        16,052
    Administration fee..............        13,141
    Variation margin................         5,423
Accrued expenses and other
  payables..........................       107,569
                                      ------------
    Total Liabilities...............       383,891
                                      ------------
    Net Assets......................  $168,914,573
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $186,937,061
Net unrealized depreciation.........    (1,958,378)
Dividends in excess of net
  investment income.................      (912,137)
Accumulated net realized loss.......   (15,151,973)
                                      ------------
    Net Assets......................  $168,914,573
                                      ============
Net Asset Value Per Share
10,005,613 shares outstanding
(15,000,000 shares authorized of
$.01 par value).....................        $16.88
                                      ============

Statement of Operations
For the six months ended March 31, 2006 (unaudited)

Net Investment Income:
Interest Income.......................  $ 4,760,671
                                        -----------
Expenses
Investment advisory fee...............      364,566
Administration fee....................       69,441
Transfer agent fees and expenses......       57,580
Professional fees.....................       31,301
Shareholder reports and notices.......       24,982
Custodian fees........................       14,679
Registration fees.....................        8,088
Directors' fees and expenses..........        4,832
Other.................................       11,673
                                        -----------
    Total Expenses....................      587,142
                                        -----------
    Net Investment Income.............    4,173,529
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain on:
Investments...........................      655,205
Futures contracts.....................       98,860
                                        -----------
    Net Realized Gain.................      754,065
                                        -----------
Net Change in Unrealized Appreciation/
Depreciation on:
Investments...........................   (4,719,198)
Futures contracts.....................     (353,300)
                                        -----------
    Net Depreciation..................   (5,072,498)
                                        -----------
    Net Loss..........................   (4,318,433)
                                        -----------
Net Decrease..........................  $  (144,904)
                                        ===========

                       See Notes to Financial Statements
 12

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2006   SEPTEMBER 30, 2005
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,173,529       $  9,032,926
Net realized gain...........................................        754,065          5,245,958
Net change in unrealized appreciation/depreciation..........     (5,072,498)        (7,194,930)
                                                               ------------       ------------
    Net Increase (Decrease).................................       (144,904)         7,083,954
                                                               ------------       ------------

Dividends to shareholders from net investment income........     (4,941,871)       (10,133,689)

Decrease from capital stock transactions....................     (3,339,985)        (5,562,224)
                                                               ------------       ------------
    Net Decrease............................................     (8,426,760)        (8,611,959)
Net Assets:
Beginning of period.........................................    177,341,333        185,953,292
                                                               ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$912,137 and $143,795, respectively)........................   $168,914,573       $177,341,333
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued weekly and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of the weekly net assets not exceeding $500 million and 0.35% to the portion of the weekly net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $64,485,004 and $54,525,194, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $28,171,148, and $16,828,567, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2006 included in Directors' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2006, the Fund had an accrued pension liability of $64,701 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Dividends

On March 28, 2006, the Fund declared the following dividends from net investment income:

     AMOUNT            RECORD           PAYABLE
   PER SHARE            DATE              DATE
----------------  ----------------  ----------------
   $0.077725       April 7, 2006     April 21, 2006
   $0.077725        May 5, 2006       May 19, 2006
   $0.077725        June 9, 2006     June 23, 2006

5. Capital Stock

Transactions in capital stock were as follows:

                                                                                       CAPITAL PAID
                                                                           PAR VALUE    IN EXCESS
                                                                SHARES     OF SHARES   OF PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2004.................................  10,570,318   $105,701    $195,733,569
Treasury shares purchased and retired (weighted average
  discount 9.08%)*..........................................    (348,905)    (3,489)     (5,558,735)
                                                              ----------   --------    ------------
Balance, September 30, 2005.................................  10,221,413   $102,212    $190,174,834
Treasury shares purchased and retired (weighted average
  discount 9.56%)*..........................................    (215,800)    (2,158)     (3,337,827)
                                                              ----------   --------    ------------
Balance, March 31, 2006.....................................  10,005,613   $100,054    $186,837,007
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

6. Purpose of Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had a net capital loss carryforward of $15,366,427 of which $5,825,075 will expire on September 30, 2010 and $9,541,352 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the fund had temporary book/tax difference primarily attributable to capital loss deferrals on wash sales, book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30
                                             MONTHS ENDED    ---------------------------------------------------------
                                            MARCH 31, 2006     2005        2004        2003        2002        2001
                                            --------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Selected Per Share Data:
Net asset value, beginning of period......      $17.35        $ 17.59     $ 17.42     $ 16.13     $ 17.10    $  16.83
                                                ------        -------     -------     -------     -------    --------
Income (loss) from investment operations:
    Net investment income*................        0.41           0.87        0.95        0.97        1.05        1.28
    Net realized and unrealized gain
    (loss)................................       (0.42)         (0.18)       0.13        1.21       (0.89)       0.31
                                                ------        -------     -------     -------     -------    --------
Total income (loss) from investment
 operations...............................       (0.01)          0.69        1.08        2.18        0.16        1.59
                                                ------        -------     -------     -------     -------    --------
Less dividends and distributions from:
    Net investment income.................       (0.49)         (0.98)      (0.96)      (0.93)      (1.12)      (1.32)
    Paid-in capital.......................      --              --          --          --          (0.02)      --
                                                ------        -------     -------     -------     -------    --------
Total dividends and distributions.........       (0.49)         (0.98)      (0.96)      (0.93)      (1.14)      (1.32)
                                                ------        -------     -------     -------     -------    --------
Anti-dilutive effect of acquiring treasury
 shares*..................................        0.03           0.05        0.05        0.04        0.01       --
                                                ------        -------     -------     -------     -------    --------
Net asset value, end of period............      $16.88        $ 17.35     $ 17.59     $ 17.42     $ 16.13    $  17.10
                                                ======        =======     =======     =======     =======    ========
Market value, end of period...............      $15.16        $ 15.84     $ 16.04     $ 15.87     $ 15.23    $  17.00
                                                ======        =======     =======     =======     =======    ========
Total Return+.............................       (1.25)%(1)      4.92%       7.27%      10.61%      (3.89)%     14.07%
Ratios to Average Net Assets:
Expenses..................................        0.68 %(2)      0.68%       0.66%       0.67%       0.66%       0.67%
Net investment income.....................        4.81 %(2)      4.96%       5.43%       5.81%       6.28%       7.53%
Supplemental Data:
Net assets, end of period, in thousands...    $168,915       $177,341    $185,953    $190,302    $182,461    $194,863
Portfolio turnover rate...................          35 %(1)        58%         40%         56%         62%        105%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements
 18

Morgan Stanley Income Securities Inc.
RESULTS OF ANNUAL SHAREHOLDERS MEETING

On December 13, 2005, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Michael Bozic...............................................   7,144,917           408,505
Charles A. Fiumefreddo......................................   7,140,055           413,367
Edwin J. Garn...............................................   7,140,888           412,534
Wayne E. Hedien.............................................   7,144,383           409,039
James F. Higgins............................................   7,141,818           411,604
Manuel H. Johnson...........................................   7,148,832           404,590
Joseph J. Kearns............................................   7,145,922           407,500
Michael E. Nugent...........................................   7,145,947           407,475
Fergus Reid.................................................   7,143,834           409,588

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Income Securities

Semiannual Report
March 31, 2006

[MORGAN STANLEY LOGO]

38531RPT-RA-06-00391P-Y03/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period               (a) Total     (b) Average   (c) Total      (d) Maximum
                     Number of     Price Paid    Number of      Number (or
                     Shares (or    per Share     Shares (or     Approximate
                     Units)        (or Unit)     Units)         Dollar Value)
                     Purchased                   Purchased as   of Shares (or
                                                 Part of        Units) that
                                                 Publicly       May Yet Be
                                                 Announced      Purchased
                                                 Plans or       Under the
                                                 Programs       Plans or
                                                                Programs
--------------------------------------------------------------------------------
October 1, 2005
-October 31, 2005     23,700.00    15.6987            N/A            N/A
--------------------------------------------------------------------------------
November 1, 2005
-November 30, 2005    37,300.00    15.5134            N/A            N/A
--------------------------------------------------------------------------------
December 1, 2005
-December 31, 2005    41,300.00    15.2143            N/A            N/A
--------------------------------------------------------------------------------
January 1, 2006
-January 31, 2006     35,400.00    15.7059            N/A            N/A
--------------------------------------------------------------------------------
February 1, 2006
-February 28, 2006    31,300.00    15.4573            N/A            N/A
--------------------------------------------------------------------------------
March 1, 2006
-March 31, 2006       46,800.00    15.4353            N/A            N/A
--------------------------------------------------------------------------------
Total                215,800.00    15.5041            N/A            N/A
--------------------------------------------------------------------------------


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006